Segmented Information	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segmented Information

20.	Segmented Information

Operations by reportable segment for the three months ending March 31, 2026 and 2025 are as follows:

	Three Months Ended March 31, 2026
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$8,490,773	$886,229	$-	$9,377,002
Cost of sales	4,283,813	468,539	-	4,752,352
Gross profit	4,206,960	417,690	-	4,624,650

Operating expenses
Advertising and promotion	8,722	17,894	7,721	34,337
Depreciation and amortization	235,183	2,321	47,986	285,490
Wages and salaries	418,669	215,426	1,055,595	1,689,690
Office and general expenses	440,639	69,434	91,518	601,591
Research and development expenses	2,081	-	-	2,081
Legal and professional fees	39,653	30,000	224,643	294,296
License and compliance	(4,956)	9,327	1,335	5,706
Insurance expenses	7,945	8,073	82,069	98,087
Excise and other taxes	46,600	8,551	15	55,166
Lease expenses	122,583	60,977	679	184,239
Travel and business development	45,267	2,256	42,777	90,300
Total operating expenses	1,362,386	424,259	1,554,338	3,340,983

Income (loss) from operations	2,844,574	(6,569)	(1,554,338)	1,283,667

Other expense
Interest expense	266,110	550	50,174	316,834
Change in fair value derivative liability	-	-	390,405	390,405
Other expense (income)	-	-	28,101	28,101
Total other expense	266,110	550	468,680	735,340

Income (loss) before provision for income taxes	2,578,464	(7,119)	(2,023,018)	548,327

Provision for income taxes	1,206	-	973,374	974,580
Net income (loss) and comprehensive income (loss)	2,577,258	(7,119)	(2,996,392)	(426,253)

Foreign currency translation	-	-	-	-
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$2,577,258	$(7,119)	$(2,996,392)	$(426,253)

	Three Months Ended March 31, 2025
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$8,380,413	$1,017,848	$-	$9,398,261
Cost of sales	5,922,610	1,402,361	-	7,324,971
Gross profit	2,457,803	(384,513)	-	2,073,290

Operating expenses
Advertising and promotion	30,878	49,317	58,968	139,163
Depreciation and amortization	243,393	26,507	24,603	294,503
Wages and salaries	431,504	246,538	1,202,717	1,880,759
Office and general expenses	552,555	120,634	124,228	797,417
Research and development expenses	8,628	-	-	8,628
Legal and professional fees	139,382	14,501	334,056	487,939
License and compliance	12,760	-	-	12,760
Insurance expenses	2,717	(5,637)	102,491	99,571
Excise and other taxes	48,437	-	-	48,437
Lease expenses	(30,097)	-	188,499	158,402
Travel and business development	40,074	1,073	12,109	53,256
Total operating expenses	1,480,231	452,933	2,047,671	3,980,835

Income (loss) from operations	977,572	(837,446)	(2,047,671)	(1,907,545)

Other expense
Interest expense	325,735	49,561	217,205	592,501
Change in fair value derivative liability	-	-	(3,538,440)	(3,538,440)
Other expense (income)	-	-	51,505	51,505
Total other expense	325,735	49,561	(3,269,730)	(2,894,434)

Income (loss) before provision for income taxes	651,837	(887,007)	1,222,059	986,889

Provision for income taxes	-	-	721,113	721,113
Net income (loss) and comprehensive income (loss)	651,837	(887,007)	500,946	265,776

Foreign currency translation	-	-	-	-
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$651,837	$(887,007)	$500,946	$265,776

22.	Segmented Information

Operations by reportable segment for the years ending December 31, 2025 and 2024 are as follows:

	Year Ended December 31, 2025
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$31,303,107	$3,484,489	$-	$34,787,596
Cost of sales	21,903,649	2,401,308	-	24,304,957
Gross profit	9,399,458	1,083,181	-	10,482,639

Operating expenses
Advertising and promotion	70,796	86,186	115,975	272,957
Depreciation and amortization	558,012	9,465	692,821	1,260,298
Wages and salaries	1,643,935	903,002	4,988,300	7,535,237
Office and general expenses	2,288,777	399,597	433,783	3,122,157
License and compliance	10,066	37,020	(1,432)	45,654
Research and development expenses	19,696	-	-	19,696
Legal and professional fees	463,805	118,514	1,088,258	1,670,577
Insurance expenses	25,832	13,993	396,049	435,874
Excise and other taxes	263,551	33,984	2,497	300,032
Lease expenses	400,523	243,909	83,301	727,733
Loss on impairment of goodwill, intangible and long-lived assets	2,337,264	-	-	2,337,264

Other losses	2,035	-	-	2,035
Travel and business development	203,980	3,084	136,973	344,037
Total operating expenses	8,288,272	1,848,754	7,936,525	18,073,551

Income (loss) from operations	1,111,186	(765,573)	(7,936,525)	(7,590,912)

Other expense
Interest expense	683,429	2,914	1,680,018	2,366,361
Loss on extinguishment of debt	-	-	13,878,098	13,878,098

Change in fair value derivative liability	-	-	(8,934,632)	(8,934,632)
Other expense (income)	-	-	210,321	210,321
Total other expense	683,429	2,914	6,833,805	7,520,148

Income (loss) before provision for income taxes	427,757	(768,487)	(14,770,330)	(15,111,060)

Provision for income taxes	19,347	-	2,499,268	2,518,615
Net income (loss) and comprehensive income (loss)	408,410	(768,487)	(17,269,598)	(17,629,675)

Foreign currency translation	(343)	-	-	(343)
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$408,753	$(768,487)	$(17,269,598)	$(17,629,332)

	Year Ended December 31, 2024
	Wholesale Concentrates	Retail	Corporate & Other	Total
Net revenue	$24,586,764	$3,908,683	$-	$28,495,447
Cost of sales	18,802,512	2,011,107	-	20,813,619
Gross profit	5,784,252	1,897,576	-	7,681,828

Operating expenses
Advertising and promotion	176,777	236,856	27,233	440,866
Depreciation and amortization	871,687	117,032	52,265	1,040,984
Wages and salaries	2,041,058	847,036	2,990,555	5,878,649
Office and general expenses	1,415,507	541,955	734,900	2,584,982
Research and development expenses	18,739	-	244	18,983
Legal and professional fees	307,950	54,066	1,011,899	1,373,915
Insurance expenses	2,197	45,989	386,952	435,138
Excise and other taxes	55,450	-	-	55,450
Lease expenses	60,124	(17,000)	672,994	716,118
Loss on impairment of goodwill, intangible and long-lived assets	-	2,414,485	246,899	2,661,384
Other (gains) losses	-	(6,415)	7,812	1,397
Travel and business development	80,175	18,401	361,231	459,807
Total operating expenses	4,922,284	4,252,405	6,492,984	15,667,673

Income (loss) from operations	861,968	(2,354,829)	(6,492,984)	(7,985,845)

Other expense
Interest expense	1,257,809	201,376	3,696,103	5,155,288
Loss (gain) on extinguishment of debt	-	-	2,935,029	2,935,029
Change in fair value of contingent consideration	-	-	(855,000)	(855,000)
Change in fair value derivative liability	12,727	-	6,100,758	6,113,485
Other expense (income)	(8,902)	-	(11,474)	(20,376)
Total other expense	1,261,634	201,376	11,865,416	13,328,426

Income (loss) before provision for income taxes	(399,666)	(2,556,205)	(18,358,400)	(21,314,271)

Provision for income taxes	323	-	3,306,920	3,307,243
Net income (loss) and comprehensive income (loss)	(399,989)	(2,556,205)	(21,665,320)	(24,621,514)

Foreign currency translation	-	-	7,314	7,314
Net loss and comprehensive loss attributable to non-controlling interest	-	-	-	-
Net income (loss) and comprehensive income (loss) attributable to shareholders of Leef Brands, Inc.	$(399,989)	$(2,556,205)	$(21,672,634)	$(24,628,828)